Taxes - Summary Of Outstanding Amount Of Settlement Year (Detail) $ in Millions	Jun. 30, 2018 USD ($)
Disclosure Of Tax Liabilities [Line Items]
Total	$ 881
Tax settlement programs - PRT [member]
Disclosure Of Tax Liabilities [Line Items]
Total	2
Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [Line Items]
Total	619
Withholding income taxes [member]
Disclosure Of Tax Liabilities [Line Items]
Total	260
Later Than One Year [member]
Disclosure Of Tax Liabilities [Line Items]
Total	287
Later Than One Year [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [Line Items]
Total	27
Later Than One Year [member] | Withholding income taxes [member]
Disclosure Of Tax Liabilities [Line Items]
Total	260
Later than one year and not later than two years [member]
Disclosure Of Tax Liabilities [Line Items]
Total	55
Later than one year and not later than two years [member] | Tax settlement programs - PRT [member]
Disclosure Of Tax Liabilities [Line Items]
Total	2
Later than one year and not later than two years [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [Line Items]
Total	53
Later than two years and not later than three years [member]
Disclosure Of Tax Liabilities [Line Items]
Total	53
Later than two years and not later than three years [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [Line Items]
Total	53
Later than three years and not later than four years [member]
Disclosure Of Tax Liabilities [Line Items]
Total	53
Later than three years and not later than four years [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [Line Items]
Total	53
Later than four years and not later than five years [member]
Disclosure Of Tax Liabilities [Line Items]
Total	53
Later than four years and not later than five years [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [Line Items]
Total	53
Later than five years [member]
Disclosure Of Tax Liabilities [Line Items]
Total	380
Later than five years [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [Line Items]
Total	$ 380